Guarantor And Non-Guarantor Financial Information - Additional Information (Detail)	Dec. 29, 2012	Sep. 29, 2012
Condensed Consolidating Financial Information [Abstract]
Percentage ownership in guarantor subsidiaries	100.00%	100.00%